COMMITMENTS AND CONTINGENCIES - Catalyst Litigation (Details) - Catalyst Litigation	12 Months Ended
Dec. 31, 2024
Loss Contingencies [Line Items]
Percentage of cannabis sold	25.00%
Minimum
Loss Contingencies [Line Items]
Percentage of cultivated cannabis	70
Maximum
Loss Contingencies [Line Items]
Percentage of cultivated cannabis	80